ACCRUED LIABILITIES (Tables)	12 Months Ended
May 31, 2026
Payables and Accruals [Abstract]
SCHEDULE OF ACCRUED LIABILITIES AND OTHER PAYABLES

Accrued liabilities and other payables consisted of the following:

	As of May 31,
	2026	2025
Accrued salaries	290,696	296,665
Accruals for professional fee	139,521	8,887
Accruals for legal claim*	40,834	-
Total	471,051	305,552

*	On December 19, 2024, a personal injuries case is bought forward by a subcontractor’s employee (the plaintiff) of the Company against Advance JV Construction Limited (the defendant) in the District Court of Hong Kong concerning an alleged accident occurred in December 2023 with a claim of HK$510,000. They reached a settlement agreement by mediation on February 5, 2026 and Advance JV Construction Limited needed to pay the plaintiff an amount of HK$510,000 by instalments. As of May 31, 2026, HK$190,000 was settled by Advance JV Construction Limited and the remaining claim amount of HK$320,000 (equivalent to US$40,834) was recorded as accruals.